Putnam Investments
                                                   One Post Office Square
                                                   Boston, MA 02109
                                                   September 1, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: PUTNAM GROWTH FUND, PUTNAM U.S. CORE FUND AND PUTNAM VALUE FUND, a series of PUTNAM FUNDS TRUST (Reg. No. 333-515) (811-7513) (the "Fund") Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 31 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 29, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

        Very truly yours,

        PUTNAM GROWTH FUND, PUTNAM U.S. CORE FUND AND PUTNAM VALUE FUND

                         /s/ Gordon H. Silver
                     By: ----------------------------
                         Gordon H. Silver
                         Vice President


cc:  Greg Pusch, Esq.